Right of use assets (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Threshold fair value of right of use assets accounted for as leases of low value and expensed	£ 10,000
Net book value, Beginning balance	122,000,000	£ 142,000,000
Exchange adjustments	(4,000,000)	(7,000,000)
Additions	48,000,000	53,000,000
Depreciation	(53,000,000)	(49,000,000)
Disposals and write-offs	(1,000,000)	(17,000,000)
Net book value, Ending balance	112,000,000	122,000,000	£ 142,000,000
Total cash outflow for leases	60,000,000	55,000,000	45,000,000
Commitments for leases not yet commenced at end of reporting period	2,000,000	1,000,000	30,000,000
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Net book value, Beginning balance	105,000,000	128,000,000
Exchange adjustments	(3,000,000)	(6,000,000)
Additions	29,000,000	39,000,000
Depreciation	(39,000,000)	(39,000,000)
Disposals and write-offs	(1,000,000)	(17,000,000)
Net book value, Ending balance	91,000,000	105,000,000	128,000,000
Plant and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Net book value, Beginning balance	1,000,000
Additions		1,000,000
Depreciation	(1,000,000)
Net book value, Ending balance		1,000,000
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Net book value, Beginning balance	16,000,000	14,000,000
Exchange adjustments	(1,000,000)	(1,000,000)
Additions	19,000,000	13,000,000
Depreciation	(13,000,000)	(10,000,000)
Net book value, Ending balance	£ 21,000,000	£ 16,000,000	£ 14,000,000